Goodwill and Intangible assets	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets
13. Goodwill and Intangible assets
Goodwill arising from a business combination is not amortized but is tested for impairment. The Bank tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that fair value of the reporting unit is below its carrying value, a quantitative test is then performed. We examined the
 goodwill that had arisen on acquisition of erstwhile Centurion Bank of Punjab (“eCBoP”) and eHDFC for possible impairment as of March 31, 2024. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million for the fiscal year ended March 31, 2023. During the fiscal year ended March 31, 2024, the carrying amount of goodwill increased by Rs. 1,628,148.5 million (US$ 19,536.2 million) as a result of the merger of eHDFC Group with HDFC Bank. On March 19, 2024, following the sale of HDFC Credila Financial Services Limited, goodwill amounting to Rs. 73,576.1 million (US$ 882.9 million) was derecognized. No impairment charges were recorded against goodwill during the period. Accordingly, the carrying amount of goodwill was Rs.
1,629,510.3 million (US$ 19,552.6
million) as on March 31, 2024.”
The following table represents the changes in the carrying amount of goodwill reported in the consolidated balance sheets for the year ended March 31, 2023 and March 31, 2024:

	As of March 31, 2024
	Retail Banking	Wholesale Banking	Treasury Services	Insurance Services	Others	Total	Total
		(In millions)
Balance as at March 31, 2022	Rs.74,937.9	Rs.—	Rs.—	Rs. —	Rs. —	Rs.74,937.9	US$	899.3
Balance as at March 31, 2023	74,937.9	—	—	—	—	74,937.9		899.3
Goodwill on acquisition during the year	368,079.6	71,617.3	—	959,080.0	229,371.6	1,628,148.5		19,536.2
Less: Goodwill Derecognised on disposal during the year	—	—	—	—	73,576.1	.73,576.1		882.9

Balance at March 31, 2024	Rs.443,017.5	Rs.71,617.3	Rs.—	Rs.959,080.0	Rs.155,795.5	Rs.1,629,510.3	US$	19,552.6

Intangible assets, net, consists of the following:

	As of,
	July 1, 2023	March 31, 2024	March 31, 2024
	(Rs. in millions)
Brand	Rs. 750,758.2	Rs. 742,230.7	US$	8,906.1
Investment management contract	369,785.6	369,785.6		4,437.1
Value of business acquired	221,738.5	221,738.5		2,660.6
Distribution network	59,543.2	50,570.8		606.9
Customer Relationship	29,874.9	29,874.9		358.4
Transferable Development Rights	3,117.7	3,117.7		37.4
Intangible Assets	Rs. 1,434,818.1	Rs. 1,417,318.2	US$	17,006.5
Less: Accumulated amortization	—	21,201.0		254.4

Total intangible assets, net	Rs. 1,434,818.1	Rs. 1,396,117.2	US$	16,752.1

(*)
All the above intangible assets excluding Brand and Investment Management Contract are subject to amortization. Further, intangible assets include Brand amounting to Rs. 8,527.5 million (US $ 102.3 million
) and Distribution network amounting to Rs. 8,972.4 million (US $ 107.6 million) pertaining to HDFC Credila Financial Services Limited which is classified as held for sale as on date of acquisition. These have been derecognized following the divestment of stake on March 19, 2024.

Amortization expense related to intangible assets was Rs. 21,201.0 million for the year ended March 31, 2024. These amounts are included in Non-Interest Expense - Amortization of intangible assets in the consolidated financial statements.
At March 31, 2024, the expected future amortization of finite-lived intangible assets is as follows:

	As of March 31, 2024
	(in millions)
Fiscal year ending March 31:
2025	Rs. 21,827.1	US$	261.9
2026	19,843.8		238.1
2027	18,138.2		217.6
2028	16,298.0		195.6
2029	14,661.8		175.9
Thereafter	193,332.0		2,319.8